Intangible assets - M&G cash-generating unit (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
M&G
Cash-generating units
Period of discounted cash flow valuation	3 years
Assumed growth rate	1.70%	2.00%
M&G - retail and institutional business
Cash-generating units
Risk discount rate	12.00%	12.00%
Pre-tax discount rate	15.00%	16.00%